39.Subsequent events	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

In January 2019, through its subsidiary TIM S.A., the Company issued R$1,000 million unsecured non-convertible Debentures, with additional personal guarantee from the Company, for public distribution with restricted efforts. The proceeds will be used to strengthen working capital and will pay interest at 104.10% of the CDI for a period of 18 months.